SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND PRACTICES	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND PRACTICES

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND PRACTICES

Basis of presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for information pursuant to the rules and regulations of the SEC.

Discontinued operations

On June 8, 2023, the Company disposed the variable interest entities and their subsidiaries, Fujian Blue Hat Interactive Entertainment Technology Ltd. (“Blue Hat Fujian”). The subsidiaries including Pingxiang Blue Hat Technology Co. Ltd. (“Blue Hat Pingxiang”), Fujian Lanyun Canghai Technology Co., Ltd (“Fujian Lanyun”). The VIEs and subsidiaries mainly operate in interactive toys and mobile game business in PRC, upon the disposition, the assets and liabilities are transferred to Blue Hat WOFE.

On June 8, 2023, he Company also disposed another variable interest entities and their subsidiaries, Fujian Xinyou Technology Co., Ltd (“Xinyou Technology”), Fresh Joy Entertainment Limited (“Fresh Joy”), Hong Kong Xinyou Entertainment Company (“Xinyou Entertainment”), Fujian Roar Game Technology Co., Ltd (“Fujian Roar Game”) Fuzhou Csfctech Co., Ltd (“Fuzhou CSFC”) and Fuzhou UC71 Co., Ltd (“Fuzhou UC71”). The VIEs and subsidiaries mainly operate in interactive toys and mobile game business in PRC, the disposition resulting in a gain on disposal of $7,389,310.

Principles of consolidation

The consolidated financial statements include the financial statements of the Company and its subsidiaries, which include the wholly- foreign owned enterprise (“WFOE”) over which the Company exercises control and, when applicable, entities for which the Company has a controlling financial interest. All transactions and balances among the Company and its subsidiaries have been eliminated upon consolidation.

Use of estimates and assumptions

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of revenues and expenses during the periods presented. Significant accounting estimates reflected in the Company’s consolidated financial statements include the useful lives of plant and equipment and intangible assets, capitalized development costs, impairment of long-lived assets, allowance for doubtful accounts, revenue recognition, allowance for deferred tax assets and uncertain tax position, and inventory allowance. Actual results could differ from these estimates.

Foreign currency translation and transaction

The reporting currency of the Company is the U.S. dollar. The Company in China conducts its businesses in the local currency, Renminbi (RMB), as its functional currency. Assets and liabilities are translated at the unified exchange rate as quoted by the People’s Bank of China at the end of the period. The statement of income accounts is translated at the average translation rates and the equity accounts are translated at historical rates. Translation adjustments resulting from this process are included in accumulated other comprehensive income. Transaction gains and losses that arise from exchange rate fluctuations on transactions denominated in a currency other than the functional currency are included in the results of operations as incurred.

Translation adjustments included in accumulated other comprehensive income (loss) amounted to $ 908,296, $898,766 and $834,513 as of December 31, 2024, 2023 and 2022, respectively. The balance sheet amounts, with the exception of shareholders’ equity at December 31, 2024, 2023 and 2022 were translated at 7.19 RMB, 7.08 RMB and 6.96 RMB, respectively. The shareholders’ equity accounts were stated at their historical rate. The average translation rates applied to statement of income accounts for the years ended December 31, 2024, 2023 and 2022 were 7.12 RMB, 7.04 RMB and 6.70 RMB to $1.00, respectively. Cash flows are also translated at average translation rates for the periods, therefore, amounts reported on the statement of cash flows will not necessarily agree with changes in the corresponding balances on the consolidated balance sheet.

Cash and restricted cash

Cash and cash equivalents consist of cash on hand; demand deposits and time deposits placed with banks or other financial institutions and have original maturities of less than three months.

Deposits in banks in the PRC are only insured by the government up to RMB500,000, and are consequently exposed to risk of loss. The Company believes the probability of a bank failure, causing loss to the Company, is remote.

Cash that is restricted as to withdrawal for use or pledged as security is reported separately on the face of the consolidated balance sheets, and is not included in the total cash and cash equivalents in the consolidated statements of cash flows.

Accounts receivable, net

Accounts receivable includes trade accounts due from customers. Accounts are considered overdue after 30 -180 days. In establishing the required allowance for doubtful accounts, management considers historical collection experience, aging of the receivables, the economic environment, industry trend analysis, and the credit history and financial conditions of the customers. Management reviews its receivables on a regular basis to determine if the bad debt allowance is adequate, and adjusts the allowance when necessary. Delinquent account balances are written-off against allowance for doubtful accounts after management has determined that the likelihood of collection is not probable. As of December 31, 2024 and 2023, allowance for the doubtful accounts was $13,488,433 and $13,658,675, respectively.

Other receivables, net

Other receivables primarily include deposits for business acquisitions, setup of research center, advances to employees, and others. Management regularly reviews the aging of receivables and changes in payment trends and records allowances when management believes collection of amounts due are at risk. Accounts considered uncollectable are written off against allowances after exhaustive efforts at collection are made. As of December 31, 2024 and 2023, allowance for the doubtful accounts was $13,987,956 and $13,481,228, respectively.

Inventories

Inventories are comprised of gold held for resale and are stated at the lower of cost and net realizable value using the weighted average method. Diamonds are based on first-in-first-out (FIFO) costs and Gold is based on weighted average costs (WAC). Due to the Company’s inventory principally consisting of gold, the age of the inventories has limited impact on the estimated market value but subject to the risk of changes in market value. The assessment of the net realizable value of inventories was based on significant estimates and judgements made by management in respect of, amongst others, the economic conditions and the forecast market price of gold. Product obsolescence is closely monitored and reviewed by management on an ongoing basis.

Prepayments, net

Current

Prepayments are cash deposited or advanced to suppliers for future inventory purchases. This amount is refundable and bears no interest. For any advances to suppliers determined by management that such advances will not be in receipts of inventories or refundable, the Company will recognize an allowance account to reserve such balances. Management reviews its advances to suppliers on a regular basis to determine if the allowance is adequate, and adjusts the allowance when necessary. Delinquent account balances are written-off against allowance for doubtful accounts after management has determined that the likelihood of collection is not probable. The Company’s management continues to evaluate the reasonableness of the valuation allowance policy and update it if necessary. As of December 31, 2024 and 2023, allowance for the doubtful accounts was $ Nil and $ 427,541, respectively.

Non-current

Non-current prepayment represents cash deposited or advanced for software development expenditure.

As of December 31, 2024 and 2023, allowance for impairment loss was $ Nil and $ 7,824,549 respectively.

Property, plant and equipment, net

Property, plant and equipment are stated at cost less accumulated depreciation. Depreciation is computed using the straight-line method over the estimated useful lives of the assets. The estimated useful lives are as follows:

Category	Depreciation method	Estimated useful lives

Building	Straight-line	20 years
Electronic devices	Straight-line	3 years
Office equipment, fixtures and furniture	Straight-line	3 years
Automobile	Straight-line	3 years

The cost and related accumulated depreciation of assets sold or otherwise retired are eliminated from the accounts and any gain or loss is included in the consolidated statements of income and comprehensive income. Expenditures for maintenance and repairs are charged to earnings as incurred, while additions, renewals which are expected to extend the useful life of assets, are capitalized. The Company also re-evaluates the periods of depreciation to determine whether subsequent events and circumstances warrant revised estimates of useful lives.

Software development costs

The Company follows the provisions of ASC 350-40, “Internal Use Software”, to capitalize certain direct development costs associated with internal- used software. ASC 350-40 provides guidance on capitalization of the costs incurred for computer software developed or obtained for internal use. The Company expenses all costs incurred during the preliminary project stage of its development, and capitalizes costs incurred during the application development stage. Costs incurred relating to upgrades and enhancements to the application are capitalized if it is determined that these upgrades or enhancements add additional functionality to the application. The capitalized development cost is amortized on a straight-line basis over the estimated useful life, which is generally five years. Management evaluates the useful lives of these assets on an annual basis and tests for impairment whenever events or changes in circumstances occur that could impact the recoverability of these assets.

Research and development

Research and development expenses include salaries and other compensation-related expenses to the Company’s research and product development personnel, as well as office rental, depreciation and related expenses for the Company’s research and product development team. The Company expenses all costs that are incurred in connection with the planning and implementation phases of development, and costs that are associated with maintenance of the existing websites or software for internal use.

Business Combinations

The Company applies the provisions of ASC 805, Business Combination and allocates the fair value of purchases consideration to the tangible assets acquired, liabilities assumed, and intangible assets acquired, liabilities assumed, and intangible assets acquired based on their estimated fair values. The excess of the fair value of purchase consideration over the fair values of these identifiable assets and liabilities is recorded as goodwill. When determining the fair values of the assets acquired and liabilities assumed, management makes significant estimates and assumptions, especially with respect to intangible assets, including but not limited to future expected cash flows from acquired technology and acquired trademarks and user base from a market participant perspective, useful lives and discount rates.

Impairment for long-lived assets other

Long-lived assets, including property, plant and equipment and intangible assets with finite lives are reviewed for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying value of an asset may not be recoverable. The Company assesses the recoverability of the assets based on the undiscounted future cash flows the assets are expected to generate and recognize an impairment loss when estimated undiscounted future cash flows expected to result from the use of the asset plus net proceeds expected from disposition of the asset, if any, are less than the carrying value of the asset. If an impairment is identified, the Company would reduce the carrying amount of the asset to its estimated fair value based on a discounted cash flows approach or, when available and appropriate, to comparable market values. As of December 31, 2024, 2023 and 2022, impairment for long-lived assets was $ Nil, $1,093,305 and $29,716 respectively.

Long-term investments

Long-term investments include cost method investment and equity method investments.

Entities in which the Company has the ability to exercise significant influence, but does not have a controlling interest, are accounted for using the equity method. Significant influence is generally considered to exist when the Company has voting shares between 20% and 50%, and other factors, such as representation on the Board of Directors, voting rights and the impact of commercial arrangements, are considered in determining whether the equity method of accounting is appropriate. Under this method of accounting, the Company records its proportionate share of the net earnings or losses of equity method investees and a corresponding increase or decrease to the investment balances. Dividends received from the equity method investments are recorded as reductions in the cost of such investments.

The Company accounts for investments with less than 20% of the voting shares and does not have the ability to exercise significant influence over operating and financial policies of the investee using the cost method. The Company records cost method investments at the historical cost in its consolidated financial statements and subsequently records any dividends received from the net accumulated earrings of the investee as income. Dividends received in excess of earnings are considered a return of investment and are recorded as reduction in the cost of the investments.

Long-term investments are evaluated for impairment when facts or circumstances indicate that the fair value of the long-term investments is less than its carrying value. Impairment is recognized when a decline in fair value is determined to be other-than- temporary. The Company reviews several factors to determine whether a loss is other-than-temporary. These factors include, but are not limited to, the: (i) nature of the investment; (ii) cause and duration of the impairment; (iii) extent to which fair value is less than cost; financial condition and near term prospects of the investments; and (v) ability to hold the security for a period of time sufficient to allow for any anticipated recovery in fair value.

During the year, the Company has decided to change its business operations to gold trading, thus as of December 31, 2024, it recorded $ 1.69 million loss on investment which were on software development companies.

Fair value measurement

The accounting standard regarding fair value of financial instruments and related fair value measurements defines financial instruments and requires disclosure of the fair value of financial instruments held by the Company.

The accounting standards define fair value, establish a three-level valuation hierarchy for disclosures of fair value measurement and enhance disclosure requirements for fair value measures. The three levels are defined as follow:

Level 1 inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the assets or liability, either directly or indirectly, for substantially the full term of the financial instruments.

Level 3 inputs to the valuation methodology are unobservable and significant to the fair value.

Our cash and cash equivalents and restricted cash are classified within level 1 of the fair value hierarchy because they are value using quoted market price.

Revenue recognition

The Company adopted Accounting Standards Update (“ASU”) 2014-09 Revenue from Contracts with Customers (ASC 606). The ASU requires the use of a new five-step model to recognize revenue from customer contracts. The five-step model requires that the Company (i) identify the contract with the customer, (ii) identify the performance obligations in the contract, (iii) determine the transaction price, including variable consideration to the extent that it is probable that a significant future reversal will not occur, (iv) allocate the transaction price to the respective performance obligations in the contract, and (v) recognize revenue when (or as) the Company satisfies the performance obligation.

Commodity Trading

For the sale of third-party products where the Company obtains control of the product before transferring it to the customer, the Company recognizes revenue based on the gross amount billed to customers. The Company considers multiple factors when determining whether it obtains control of third-party products, including evaluating if it can establish the price of the product, retains inventory risk for tangible products or has the responsibility for ensuring acceptability of the product. The company recognize revenue from sale of Glycol when no control obtained throughout the transactions.

Diamond Trading

Net sales primarily consist of revenue from diamond, gemstone and jewelry retail sales and payment is required with a credit period of 180 days after delivery. Delivery is determined to be the time of pickup for orders picked up in showrooms, and for shipped orders, delivery is deemed upon shipment. A return policy of 2 days from when the item is picked up or ready for shipment is typically provided; no manufacturing warranty is provided on all jewelry, and diamonds/gemstones. Revenue is recognized when customer gains control over the goods, which is upon delivery.

Information service

This is a service which provides products and technical services to customers generating from third-party media channels (such as WeChat official accounts, mini programs, APP, Tik Tok, Toutiao, Quick Worker, etc.), as well as commissioned development services for interactive marketing tools, company then charged according to the information services that contracted with the customers.

The sales revenue of the information service fee is recognized after the customer confirms the service provided is correct. The premise is: the customer has no uncertainty in the acceptance, the sales price is fixed and determinable when contracted, and the retrievability is also reasonably guaranteed.

Sales of interactive toys

The Company recognizes sales of interactive toys revenues upon shipment or upon receipt of products by the customer, depending on the terms, provided that: there are no uncertainties regarding customer acceptance; persuasive evidence of an agreement exists documenting the specific terms of the transaction; the sales price is fixed or determinable; and collectability is reasonably assured. Management assesses the business environment, the customer’s financial condition, historical collection experience, accounts receivable aging, and customer disputes to determine whether collectability is reasonably assured.

The Company routinely enters into arrangements with its customers to provide sales incentives, support customer promotions, and provide allowances for returns and defective merchandise. Such programs are based primarily on customer purchases, customer performance of specified promotional activities, and other specified factors such as sales to consumers. The costs of these programs are recorded as sales adjustments that reduce gross sales in the period the related sale is recognized.

The products sold in the PRC are subject to a Chinese value-added tax (“VAT”). VAT taxes are presented as a reduction of revenue.

Shipping and handling

Shipping and handling costs amounted to $322, $521 and $4,481 for the years ended December 31, 2024, 2023 and 2022, respectively. Shipping and handling costs are expensed as incurred and included in selling expenses.

Advertising costs

Advertising costs amounted to Nil, Nil and $977,631 for the years ended December 31, 2024, 2023 and 2022, respectively. Advertising costs are expensed as incurred and included in selling expenses.

Operating leases

A lease for which substantially all the benefits and risks incidental to ownership remain with the lessor is classified by the lessee as an operating lease. All leases of the Company are currently classified as operating leases. The Company records the total expenses on a straight-line basis over the lease term, and the accounting of operating lease in this report has been updated to reflect the adoption of FASB’s new guidance on the recognition and measurement of leases.

Government subsidies

Government subsidies mainly represent amounts granted by local government authorities as an incentive for companies to promote development of the local technology industry. The Company receives government subsidies related to government sponsored projects, and records such government subsidies as a liability when it is received. The Company records government subsidies as other income when there is no further performance obligation.

Total government subsidies amounted to Nil, $70,148 and $19,969 for the years ended December 31, 2024, 2023 and 2022, respectively.

Value added taxes

Revenue represents the invoiced value of service, net of VAT. The VAT is based on gross sales price and VAT rates range up to 13%, depending on the type of service provided. Entities that are VAT general taxpayers are allowed to offset qualified input VAT paid to suppliers against their output VAT liabilities. Net VAT balance between input VAT and output VAT is recorded in tax payable. All of the VAT returns filed by the Company’s subsidiaries in China have been and remain subject to examination by the tax authorities for five years from the date of filing.

Income taxes

The Company accounts for current income taxes in accordance with the laws of the relevant tax authorities. The charge for taxation is based on the results for the fiscal year as adjusted for items, which are non-assessable or disallowed. It is calculated using tax rates that have been enacted or substantively enacted by the balance sheet date.

Deferred taxes are accounted for using the asset and liability method in respect of temporary differences arising from differences between the carrying amount of assets and liabilities in the consolidated financial statements and the corresponding tax basis used in the computation of assessable tax profit. In principle, deferred tax liabilities are recognized for all taxable temporary differences. Deferred tax assets are recognized to the extent that it is probable that taxable profit will be available against which deductible temporary differences can be utilized. Deferred tax is calculated using tax rates that are expected to apply to the period when the asset is realized or the liability is settled. Deferred tax is charged or credited in the income statement, except when it is related to items credited or charged directly to equity, in which case the deferred tax is also dealt with in equity. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Current income taxes are provided for in accordance with the laws of the relevant taxing authorities.

Comprehensive income

Comprehensive income consists of two components, net income and other comprehensive (loss) income. Other comprehensive (loss) income refers to revenue, expenses, gains and losses that under U.S. GAAP are recorded as an element of shareholders’ equity but are excluded from net income. Other comprehensive (loss) income consists of a foreign currency translation adjustment resulting from the Company not using the U.S. dollar as its functional currencies.

Earnings per share

The Company computes earnings per share (“EPS”) in accordance with ASC 260, “Earnings per Share”. ASC 260 requires companies to present basic and diluted EPS. Basic EPS is measured as net income divided by the weighted average ordinary share outstanding for the period. Diluted EPS presents the dilutive effect on a per share basis of the potential ordinary shares (e.g., convertible securities, options and warrants) as if they had been converted at the beginning of the periods presented, or issuance date, if later. Potential ordinary shares that have an anti-dilutive effect (i.e., those that increase income per share or decrease loss per share) are excluded from the calculation of diluted EPS. The dilutive shares were 597,229 and 309,753 for the years ended December 31, 2024 and 2023.

Employee benefits

The full-time employees of the Company are entitled to staff welfare benefits including medical care, housing fund, pension benefits, unemployment insurance and other welfare, which are government mandated defined contribution plans by law. The Company is required to accrue for these benefits based on certain percentages of the employees’ respective salaries, subject to certain ceilings, in accordance with the relevant PRC regulations, and make cash contributions to the state-sponsored plans out of the amounts accrued. Total expenses for the plans were $30,045, $1,014 and $1,599,627 for the years ended December 31, 2024, 2023 and 2022, respectively.

Statutory reserves

Pursuant to the laws applicable to the PRC, PRC entities must make appropriations from after-tax profit to the non-distributable “statutory surplus reserve fund”. Subject to certain cumulative limits, the “statutory surplus reserve fund” requires annual appropriations of 10% of after-tax profit until the aggregated appropriations reach 50% of the registered capital (as determined under accounting principles generally accepted in the PRC (“PRC GAAP”) at each year-end). For foreign invested enterprises and joint ventures in the PRC, annual appropriations should be made to the “reserve fund”. For foreign invested enterprises, the annual appropriation for the “reserve fund” cannot be less than 10% of after-tax profits until the aggregated appropriations reach 50% of the registered capital (as determined under PRC GAAP at each year-end). If the Company has accumulated loss from prior periods, the Company is able to use the current period net income after tax to offset against the accumulate loss.

Recently issued accounting pronouncements

In November 2023, the FASB issued ASU No. 2023-07, “Segment Reporting (Topic 280) Improvements to Reportable Segment Disclosures.” This ASU expands required public entities’ segment disclosures, including disclosure of significant segment expenses that are regularly provided to the chief operating decision maker and included within each reported measure of segment profit or loss, an amount and description of its composition for other segment items and interim disclosures of a reportable segment’s profit or loss and assets. ASU 2023 07 is applied retrospectively to all periods presented in financial statements, unless it is impracticable. This ASU is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Early adoption is permitted. The Company adopted this guidance effective July 1, 2024 and the adoption of this ASU is not expected to have a material impact on its financial statements.

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures. The amendments in this update are intended to enhance the transparency and decision usefulness of income tax disclosures primarily through changes to the rate reconciliation and income taxes paid information. This update is effective for annual periods beginning after December 15, 2024, with early adoption permitted. We are currently evaluating the ASU to determine its impact on our consolidated financial statements and related disclosures.